Schedule of Equity Method Investment (Details) - USD ($)		9 Months Ended
		Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Basis in the 350,000 shares of SRM Inc sold		$ (58,028)
Equity in SRM Inc losses	[1]	(599,155)
SRM Entertainment [Member]
Restructuring Cost and Reserve [Line Items]
Fair value of consideration			$ 1,521,025
Equity in SRM Inc losses			(864,418)
Investment in SRM Inc Balance			$ 657,183

[1]	Total portion of SRM Inc’s for the nine months ended September 30, 2024 was $948,989. The Company has a limitation of $599,155 on the amount of losses it can record (balance cannot be less than zero).